Deed of cross guarantee - Schedule of Consolidated Statement of Comprehensive Income or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Revenue from contracts with customers	$ 803,794	$ 516,551	$ 332,978
Cost of sales	(377,356)	(180,388)	(123,445)
Gross profit	426,438	336,163	209,533
Research and development costs	(171,249)	(127,930)	(85,315)
Selling and marketing expenses	(96,766)	(55,953)	(33,464)
Manufacturing and distribution costs	(44,593)	(16,670)	(6,251)
General and administration costs	(95,789)	(85,318)	(49,668)
Other (losses)/gains (net)	11,735	4,885	(23,827)
Operating profit	29,776	55,177	11,008
Finance income	5,826	7,180	671
Finance costs	(40,868)	(24,442)	(9,085)
(Loss)/profit before income tax	(5,266)	37,915	2,594
Income tax expense	(1,859)	(4,230)	1,614
(Loss)/profit for the year	(7,125)	33,685	4,208
Changes in the fair value of investments at fair value through other comprehensive income	(1,242)	(3,287)	(612)
Total comprehensive (loss)/income for the year	(14,124)	35,966	$ 1,733
Entities party to deed of cross guarantee
Disclosure of transactions between related parties [line items]
Revenue from contracts with customers	135,699	139,813
Cost of sales	(4,616)	(11,740)
Gross profit	131,083	128,073
Research and development costs	(98,102)	(84,019)
Selling and marketing expenses	(3,887)	(2,217)
Manufacturing and distribution costs	(8,695)	(5,400)
General and administration costs	(86,819)	(93,479)
Other (losses)/gains (net)	(2,045)	97,506
Operating profit	(68,465)	40,464
Finance income	5,157	5,751
Finance costs	(35,140)	(29,239)
(Loss)/profit before income tax	(98,448)	16,976
Income tax expense	(901)	(685)
(Loss)/profit for the year	(99,349)	16,291
Changes in the fair value of investments at fair value through other comprehensive income	(5,113)	(3,870)
Total comprehensive (loss)/income for the year	$ (104,462)	$ 12,421